Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Assets, Net [Abstract]
Fixed Assets

	December 31,
	2012	2011
	U.S. Dollars
Land	863	863
Building	10,230	10,224
Machinery and equipment	9,721	8,930
Office furniture and equipment	6,680	5,267
Automobiles	99	151
Leasehold improvements	1,237	1,145

	28,830	26,580
Less accumulated depreciation	13,008	12,003

	15,822	14,577